Note 3 - Selling, general and administrative expenses - Components of Selling, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Note 3 - Selling, general and administrative expenses
Services and fees	$ 183,659	$ 163,723	$ 148,331
Labor cost	705,849	652,820	518,500
Depreciation of property, plant and equipment	25,668	21,517	21,883
Amortization of intangible assets	41,557	40,761	59,018
Depreciation of right-of-use assets	35,569	19,925	15,975
Freights and other selling expenses	624,113	696,705	641,812
Provisions for contingencies	30,356	38,899	20,606
Allowances for doubtful accounts	(1,095)	3,590	(223)
Taxes	152,388	170,484	121,410
Other	106,764	110,883	87,263
Total selling, general and administrative expense	$ 1,904,828	$ 1,919,307	$ 1,634,575